Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2021	2022	2022	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,856,637	Indefinite
Software and others	16,735,406	18,721,601	2,714,377	3.10
Accumulated amortization	(6,518,422)	(8,771,679)	(1,271,773)
Intangible assets, net	36,816,984	36,549,922	5,299,241
(1)The Group acquired an insurance broker license at a cost of RMB26,000,000 during 2018 and further acquired an insurance sale on line license at a cost of RMB600,000.